UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7278

        Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
	October 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.5% (0.9% of Total Investments)
$ 870	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$869,974
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 7.9% (5.2% of Total Investments)
1,000	Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	1,038,980
	Arizona State University, System Revenue Bonds, Series 2005:
1,455	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	AAA	1,540,918
750	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	AAA	791,453
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	AAA	1,537,050
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured

4,705	Total Education and Civic Organizations			4,908,401

	Health Care – 17.2% (11.4% of Total Investments)
1,430	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	1,463,162
	2007A, 5.000%, 1/01/25
675	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	639,347
	Network, Series 2005B, 5.000%, 12/01/37
1,110	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	1,035,297
	Network, Series 2007, 5.000%, 12/01/42
550	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	558,971
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue	7/17 at 100.00	A	2,230,217
	Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23 (UB)
2,800	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue	7/14 at 100.00	A	2,859,416
	Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32 (UB)
385	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	393,235
	5.000%, 4/01/16
515	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	11/10 at 101.00	AA	556,226
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	6/08 at 101.00	N/R	1,013,053
	Hospital, Series 1998, 5.500%, 6/01/22

10,670	Total Health Care			10,748,924

	Housing/Multifamily – 1.5% (1.0% of Total Investments)
400	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	6/11 at 102.00	Aaa	413,280
	Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
	Minimum Tax)
530	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	519,124
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

930	Total Housing/Multifamily			932,404

	Housing/Single Family – 7.8% (5.2% of Total Investments)
1,690	The Industrial Development Authority of The City of Tucson, Arizona, Tax-Exempt Single Family	1/17 at 103.00	Aaa	1,733,974
	Mortgage Revenue Bonds, Series 2007A-1, 5.100%, 7/01/38
3,010	Tucson and Pima County Industrial Development Authority, Arizona, Single Family Mortgage	6/17 at 101.00	Aaa	3,164,353
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)

4,700	Total Housing/Single Family			4,898,327

	Tax Obligation/General – 0.6% (0.4% of Total Investments)
330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	BBB–	338,125
	Tax Obligation/Limited – 31.6% (21.0% of Total Investments)
	Bullhead City, Arizona, Special Assessment Bonds, Parkway District Improvements, Series 1993:
720	6.100%, 1/01/08	No Opt. Call	Baa2	721,591
775	6.100%, 1/01/09	1/08 at 100.00	Baa2	776,651
454	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	486,338
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A:
740	5.000%, 8/01/23 – MBIA Insured	8/16 at 100.00	AAA	779,324
875	5.000%, 8/01/25 – MBIA Insured	8/16 at 100.00	AAA	918,243
1,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006, 5.000%,	8/16 at 100.00	AAA	1,351,859
	8/01/22 – MBIA Insured
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 –	7/13 at 100.00	AAA	590,215
	AMBAC Insured
1,110	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	1,061,171
	4.600%, 1/01/26
3,400	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%,	6/12 at 100.00	Aaa	3,628,343
	6/01/18 – AMBAC Insured
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 –	7/15 at 100.00	AAA	3,561,771
	FSA Insured
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds,	1/13 at 100.00	AAA	1,230,372
	Series 2003, 5.000%, 1/01/27 – FGIC Insured
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB–	1,024,080
	Bonds, Series 2002D, 5.125%, 7/01/24
1,610	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	AAA	1,678,039
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
1,350	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,446,188
500	Tucson, Arizona, Certificates of Participation, Series 2000, 5.700%, 7/01/20 – MBIA Insured	7/08 at 100.00	AAA	506,580

18,989	Total Tax Obligation/Limited			19,760,765

	U.S. Guaranteed – 43.9% (29.2% of Total Investments) (4)
800	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (4)	870,472
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (4)	1,119,540
	Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)
1,000	Arizona State University, Certificates of Participation, Series 2002, 5.375%, 7/01/19	7/12 at 100.00	AAA	1,078,020
	(Pre-refunded 7/01/12) – MBIA Insured
	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Series 2003A:
500	5.375%, 7/01/20 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa	546,040
1,000	5.375%, 7/01/21 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa	1,092,080
1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/11 at 101.00	A– (4)	1,356,650
	Series 2001A, 5.875%, 5/15/31 (Pre-refunded 5/15/11)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	AAA	1,511,150
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)
1,525	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,649,059
	Series 2004A, 5.000%, 7/01/21 (Pre-refunded 7/01/14) – FSA Insured
3,000	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series	1/10 at 101.00	AAA	3,167,640
	1999A, 5.750%, 1/01/25 (Pre-refunded 1/01/10) – MBIA Insured
1,050	Northern Arizona University, System Revenue Bonds, Series 2002, 5.000%, 6/01/34 (Pre-refunded	6/12 at 100.00	AAA	1,114,985
	6/01/12) – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/10 at 101.00	AAA	2,148,340
	Series 2000, 6.000%, 7/01/24 (Pre-refunded 7/01/10) – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Lien Excise Tax Revenue Bonds,	7/13 at 100.00	AAA	2,148,120
	Series 2003A, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – MBIA Insured
	Phoenix Industrial Development Authority, Arizona, Government Office Lease Revenue Bonds,
	Capitol Mall LLC, Series 2000:
700	5.375%, 9/15/22 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	736,848
2,000	5.500%, 9/15/27 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	2,112,060
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%,	7/10 at 101.00	BBB+ (4)	1,088,410
	7/01/27 (Pre-refunded 7/01/10)
1,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (4)	1,639,890
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
3,215	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds,	7/10 at 101.00	AA (4)	3,421,306
	Christian Care Project, Series 2000A, 5.625%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured
600	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2000E, 5.000%,	7/10 at 100.00	AAA	623,862
	7/01/18 (Pre-refunded 7/01/10) – FGIC Insured

25,390	Total U.S. Guaranteed			27,424,472

	Utilities – 16.2% (10.8% of Total Investments)
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,098,300
	Hoover Project, Series 2001, 5.250%, 10/01/15
620	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	1/08 at 100.00	Aaa	637,831
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
2,170	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 –	7/15 at 100.00	AAA	2,263,158
	XLCA Insured
530	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	553,230
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System
	Revenue Refunding Bonds, Series 2002A:
2,000	5.125%, 1/01/27	1/12 at 101.00	Aa1	2,094,460
1,000	5.000%, 1/01/31	1/12 at 101.00	Aa1	1,025,820
2,645	Salt Verde Financial Corporation, Arizona, Senior GAs Revenue Drivers Trust 2267, Series 2007,	No Opt. Call	Aaa	2,453,793
	3.500%, 12/01/32 (IF)

9,965	Total Utilities			10,126,592

	Water and Sewer – 22.4% (14.9% of Total Investments)
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	AAA	1,044,456
	Series 2004, 5.000%, 7/01/24 – XLCA Insured
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%,	7/13 at 100.00	AAA	3,612,979
	7/01/28 – AMBAC Insured
600	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	626,472
	2003, 5.000%, 7/01/23 – MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	1,042,200
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,556,730
	2002, 5.000%, 7/01/26 – FGIC Insured
3,295	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	3,445,185
	2005, 5.000%, 7/01/23 – MBIA Insured
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,419,688
	Bonds, Series 2001, 5.500%, 7/01/21 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
600	4.700%, 4/01/22	4/14 at 100.00	N/R	590,106
695	4.900%, 4/01/32	4/17 at 100.00	N/R	671,919

13,445	Total Water and Sewer			14,009,735

$ 89,994	Total Investments (cost $91,180,009) – 150.6%			94,017,719

	Floating Rate Obligations – (5.3)%			(3,300,000)

	Other Assets Less Liabilities – 2.7%			1,721,150

	Preferred Shares, at Liquidation Value – (48.0)%			(30,000,000)

	Net Assets Applicable to Common Shares – 100%			$62,438,869

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At October 31, 2007, the cost of investments was $87,853,504.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$3,339,200
Depreciation	(475,052)

Net unrealized appreciation (depreciation) of investments	$2,864,148

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2007

* Print the name and title of each signing officer under his or her signature.